As filed with the Securities and Exchange	Registration No. 033-75988*
Commission on March 3, 2022	Registration No. 811-02513

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 65	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Variable Annuity Account C

(Exact Name of Registrant)

Voya Retirement Insurance and Annuity Company

(Name of Depositor)

One Orange Way
Windsor, Connecticut 06095-4774

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(860) 580-1631

(Depositor’s Telephone Number, including Area Code)

Peter M. Scavongelli

Assistant Vice President and Senior Counsel

Voya Retirement Insurance and Annuity Company

One Orange Way, C2S, Windsor, Connecticut 06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on March 25, 2022 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1)
on _______ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Individual, Deferred, Fixed and Variable Annuity Contracts

*     Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:  033-75972; 033-76024; and 033-89858.

EXPLANATORY NOTE

This Post-Effective Amendment No. 65 to the Registration Statement on Form N-4 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 61 to the Registration Statement filed on October 27, 2021.

Post-Effective Amendment No. 62 was filed pursuant to paragraph 485(b)(1)(iii) of Rule 485 under the 1933 Act on November 29, 2021 (Accession No. 0000103007-21-000097). Post-Effective Amendment No. 63 was filed pursuant to paragraph 485(b)(1)(iii) of Rule 485 under the 1933 Act on December 29, 2021 (Accession No. 0000103007-21-000113). Post-Effective Amendment No. 64 was filed pursuant to paragraph 485(b)(1)(iii) of Rule 485 under the 1933 Act on January 28, 2022 (Accession No. 0000103007-22-000022).

This Post-Effective Amendment No. 65 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment 61 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 3rd day of March 2022.

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Registrant)

By:	Charles P. Nelson*
Charles P. Nelson President (principal executive officer)
By:	VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Depositor)
By:	Charles P. Nelson*
Charles P. Nelson President (principal executive officer)

* Executed by Peter M. Scavongelli on behalf of those indicated pursuant to Powers of Attorney filed as an exhibit to this Registration Statement.

As required by the Securities Act of 1933, this Post-Effective Amendment No. 65 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Charles P. Nelson*	Director and President
Charles P. Nelson	(principal executive officer)

Robert L. Grubka*	Director
Robert L. Grubka

Michael R. Katz*	Director and Chief Financial Officer
Michael R. Katz	(principal financial officer)

Heather H. Lavallee*	Director	March
Heather H. Lavallee		3, 2022

Francis G. O’Neill*	Director
Francis G. O’Neill

Director
Mona Zielke

Michael S. Smith*	Director
Michael S. Smith

C. Landon Cobb, Jr.*	Chief Accounting Officer
C. Landon Cobb, Jr.	(principal accounting officer)

By:	/s/ Peter M. Scavongelli
Peter M. Scavongelli *Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Exhibit

99.16	Powers of Attorney